UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-08006

DWS Investments Trust

(Exact name of registrant as specified in charter)

One South Street

Baltimore, MD 21202

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 10/31

Date of reporting period: 07/31/06

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of July 31, 2006 (Unaudited)

DWS Core Fixed Income Fund

	Principal Amount ($)	Value ($)

Corporate Bonds 14.4%
Consumer Discretionary 2.9%
Auburn Hills Trust, 12.375%, 5/1/2020	605,000	868,437
Comcast Cable Communications Holdings, Inc., 9.455%, 11/15/2022	699,000	875,114
Comcast MO of Delaware, Inc., 9.0%, 9/1/2008	5,597,000	5,959,993
DaimlerChrysler NA Holding Corp., Series E, 5.679% *, 10/31/2008	6,373,000	6,403,533
Harrah’s Operating Co., Inc.:
5.625%, 6/1/2015	4,689,000	4,374,415
5.75%, 10/1/2017	1,787,000	1,643,009
TCI Communications, Inc., 8.75%, 8/1/2015	2,490,000	2,861,558
Tele-Communications, Inc., 10.125%, 4/15/2022	1,980,000	2,537,501
Time Warner, Inc., 7.625%, 4/15/2031	2,718,000	2,922,605
Viacom, Inc.:
144A, 5.75%, 4/30/2011	3,095,000	3,037,325
144A, 6.25%, 4/30/2016	306,000	296,670
144A, 6.875%, 4/30/2036	7,700,000	7,384,585

		39,164,745
Energy 0.5%
Enterprise Products Operating LP:
4.95%, 6/1/2010	2,015,000	1,947,870
Series B, 5.0%, 3/1/2015	657,000	602,253
Series B, 6.375%, 2/1/2013	114,000	115,234
7.5%, 2/1/2011	4,178,000	4,411,613

		7,076,970
Financials 5.6%
Agfirst Farm Credit Bank, 8.393%, 12/15/2016	10,707,000	11,597,051
American General Finance Corp., 2.75%, 6/15/2008	381,000	362,798
American General Institutional Capital, 144A, 8.125%, 3/15/2046	7,382,000	8,835,811
Ameriprise Financial, Inc., 7.518%, 6/1/2066	465,000	478,219
BFC Finance Corp., Series 96-A, 7.375%, 12/1/2017	6,063,000	6,658,508
Citizens Property Insurance Corp., Series 1997-A, 144A, 6.85%, 8/25/2007	5,400,000	5,440,970
Erac USA Finance Co., 144A, 5.9%, 11/15/2015	3,037,000	2,977,335
ERP Operating LP, 6.95%, 3/2/2011	432,000	453,927
Farmers Insurance Exchange, 144A, 8.625%, 5/1/2024	3,510,000	3,937,792
ILFC E-Capital Trust II, 144A, 6.25%, 12/21/2065	5,220,000	5,033,589
Lincoln National Corp., 7.0%, 5/17/2066	5,205,000	5,285,589
Merrill Lynch & Co., Inc., 6.05%, 5/16/2016	6,310,000	6,324,109
NLV Financial Corp., 144A, 6.5%, 3/15/2035	985,000	885,161
Ohio Casualty Corp., 7.3%, 6/15/2014	740,000	765,870
PNC Funding Corp., 6.875%, 7/15/2007	59,000	59,679
Reinsurance Group of America, Inc., 6.75%, 12/15/2065	3,665,000	3,423,858
Residential Capital Corp., 6.5%, 4/17/2013	3,025,000	3,009,361
Sovereign Capital Trust VI, 7.908%, 6/13/2036	3,740,000	3,952,828
The Goldman Sachs Group, Inc., 4.75%, 7/15/2013	1,461,000	1,372,805
United Dominion Realty Trust, Inc., Series E, (REIT), 3.9%, 3/15/2010	1,370,000	1,293,659
Verizon Global Funding Corp., 7.75%, 12/1/2030	3,267,000	3,567,139

		75,716,058
Health Care 0.3%
Boston Scientific Corp., 6.0%, 6/15/2011	3,269,000	3,249,634

Industrials 0.6%
America West Airlines, Inc., Series 99-1, 7.93%, 1/2/2019	1,841,289	1,960,973
Pulte Homes, Inc.:
6.25%, 2/15/2013	1,040,000	1,019,624
7.875%, 8/1/2011	4,553,000	4,834,216

		7,814,813
Materials 0.1%
Newmont Mining Corp., 5.875%, 4/1/2035	2,009,000	1,801,155
Telecommunication Services 0.5%
Ameritech Capital Funding, 6.25%, 5/18/2009	10,000	10,094
AT&T, Inc.:
5.875%, 2/1/2012	138,000	137,591
6.8%, 5/15/2036	3,054,000	3,073,066
Embarq Corp., 7.995%, 6/1/2036	2,625,000	2,692,738
Verizon New England, Inc., Series C, 4.75%, 10/1/2013	1,282,000	1,150,339

		7,063,828
Utilities 3.9%
CC Funding Trust I, 6.9%, 2/16/2007	1,321,000	1,329,034
Centerior Energy Corp., Series B, 7.13%, 7/1/2007	173,000	175,404
Cleveland Electric Illuminating Co., 7.43%, 11/1/2009	7,076,000	7,466,446
Consolidated Natural Gas Co., 6.0%, 10/15/2010	1,865,000	1,880,123
Constellation Energy Group, 7.6%, 4/1/2032	1,490,000	1,647,173
Consumers Energy Co.:
Series F, 4.0%, 5/15/2010	5,983,000	5,620,053
5.0%, 2/15/2012	4,118,000	3,934,432
Dominion Resources, Inc., 7.5%, 6/30/2066	6,575,000	6,615,811
Entergy Louisiana LLC, 6.3%, 9/1/2035	1,095,000	1,019,248
Nevada Power Co., 144A, 6.65%, 4/1/2036	2,109,000	2,045,129
Pedernales Electric Cooperative, Series 2002-A, 144A, 6.202%, 11/15/2032	5,694,000	5,812,549
Sempra Energy, 4.621%, 5/17/2007	545,000	541,042
Sierra Pacific Power Co., 144A, 6.0%, 5/15/2016	5,135,000	4,951,013
TXU Corp., 7.46%, 1/1/2015	1,879,881	1,925,581
TXU Energy Co., 7.0%, 3/15/2013	2,638,000	2,716,459
Xcel Energy, Inc., 7.0%, 12/1/2010	4,164,000	4,367,449

		52,046,946

Total Corporate Bonds (Cost $194,553,169)		193,934,149
Foreign Bonds - US$ Denominated 4.8%
Financials 3.1%
AES El Salvador Trust, 144A, 6.75%, 2/1/2016	3,210,000	3,019,746
ChinaTrust Commercial Bank, 144A, 5.625%, 12/29/2049	2,550,000	2,350,814
DBS Capital Funding Corp., Series A, 144A, 7.657%, 3/31/2049	2,391,000	2,566,997
Deutsche Telekom International Finance BV, 5.75%, 3/23/2016	4,675,000	4,465,261
Mantis Reef Ltd., 144A, 4.692%, 11/14/2008	5,610,000	5,466,070
Mizuho Financial Group, (Cayman), 8.375%, 12/29/2049	7,450,000	7,841,125
Oil Insurance Ltd., 144A, 7.558%, 12/29/2049	12,040,000	12,107,063
Royal Bank of Scotland Group PLC, Series 1, 9.118%, 3/31/2049	2,725,000	3,014,400
Skandinaviska Enskilda Banken AB, 144A, 5.471%, 3/29/2049	310,000	287,636

		41,119,112
Industrials 0.4%
Tyco International Group SA, 6.75%, 2/15/2011	5,078,000	5,292,353
Materials 0.5%
Celulosa Arauco y Constitucion SA:
5.625%, 4/20/2015	4,683,000	4,419,352
7.75%, 9/13/2011	85,000	91,006
Sappi Papier Holding AG, 144A, 6.75%, 6/15/2012	2,318,000	2,185,248

		6,695,606

Telecommunication Services 0.7%
Telecom Italia Capital:
4.95%, 9/30/2014	1,850,000	1,682,610
5.25%, 11/15/2013	8,647,000	8,103,553

		9,786,163
Utilities 0.1%
Scottish Power PLC, 5.81%, 3/15/2025	1,492,000	1,410,844

Total Foreign Bonds - US$ Denominated (Cost $65,941,468)		64,304,078
Asset Backed 2.7%
Automobile Receivables 0.4%
MMCA Automobile Trust:
“A4”, Series 2002-4, 3.05%, 11/16/2009	1,710,982	1,701,084
“A4”, Series 2002-2, 4.3%, 3/15/2010	72,858	72,800
“C”, Series 2002-4, 4.56%, 11/16/2009	241,924	241,052
“B”, Series 2002-2, 4.67%, 3/15/2010	1,728,614	1,717,509
“B”, Series 2002-1, 5.37%, 1/15/2010	479,569	478,211
Whole Auto Loan Trust, “B”, Series 2004-1, 3.13%, 3/15/2011	1,928,678	1,893,393

		6,104,049
Home Equity Loans 2.2%
Advanta Mortgage Loan Trust, “A6”, Series 2000-2, 7.72%, 3/25/2015	60,024	60,299
Countrywide Asset-Backed Certificates:
“AF2”, Series 2005-7, 4.367%, 11/25/2035	8,581,000	8,460,583
“1AF6”, Series 2006-11, 6.15%, 9/25/2046	6,555,000	6,528,225
Credit-Based Asset Servicing and Securitization, “AF1B”, Series 2005-CB8, 5.451%, 12/25/2035	3,861,555	3,837,707
Merrill Lynch Mortgage Investors Trust, “A1A”, Series 2005-NCB, 5.451%, 7/25/2036	2,748,082	2,732,417
Park Place Securities NIM Trust, “A”, Series 2005-WCH1, 144A, 4.0%, 2/25/2035	199,029	198,712
Renaissance Home Equity Loan Trust, “AF3”, Series 2005-2, 4.499%, 8/25/2035	5,428,000	5,319,617
Residential Asset Mortgage Products, Inc., “AI2”, Series 2004-RS7, 4.0%, 9/25/2025	6,435	6,408
Residential Asset Securities Corp., “AI6”, Series 2000-KS1, 7.905%, 2/25/2031	805,466	802,343
Securitized Asset Backed NIM Trust, “NIM”, Series 2005-FR4, 144A, 6.0%, 1/25/2036	1,286,417	1,279,399

		29,225,710
Manufactured Housing Receivables 0.1%
Green Tree Financial Corp., “A4”, Series 1996-2, 7.2%, 4/15/2027	1,100,889	1,127,147

Total Asset Backed (Cost $36,657,028)		36,456,906
US Government Agency Sponsored Pass-Throughs 10.8%
Federal Home Loan Mortgage Corp.:
3.5%, 8/1/2035	7,545,188	6,550,803
4.5%, with various maturities from 7/1/2018 until 8/1/2018	11,471,007	10,986,559
5.0%, 4/1/2035	5,166,200	4,908,879
5.5%, with various maturities from 10/1/2023 until 1/1/2034	8,018,805	7,862,502
6.5%, 1/1/2035	4,312,174	4,384,773
Federal National Mortgage Association:
4.5%, with various maturities from 6/1/2018 until 10/1/2033	20,818,980	19,599,279
5.0%, with various maturities from 9/1/2023 until 5/1/2034	17,359,107	16,594,589
5.5%, with various maturities from 7/1/2024 until 3/1/2025	15,179,885	14,901,400
6.0%, with various maturities from 8/1/2016 until 4/1/2024	22,683,295	22,829,704
6.5%, with various maturities from 5/1/2023 until 6/1/2036	34,943,508	35,411,565
7.13%, 1/1/2012	1,711,047	1,705,573
9.0%, 11/1/2030	58,157	61,656

Total US Government Agency Sponsored Pass-Throughs (Cost $147,912,104)		145,797,282
Commercial and Non-Agency Mortgage-Backed Securities 30.6%
ABN AMRO Mortgage Corp., “A5”, Series 2003-4, 4.75%, 3/25/2033	4,147,545	4,101,781

American Home Mortgage Investment Trust, “5A3”, Series 2005-2, 5.077%, 9/25/2035	7,575,000	7,456,425
Banc of America Commercial Mortgage, Inc.:
“A4”, Series 2005-5, 5.115%, 10/10/2045	9,810,000	9,400,925
“A1A”, Series 2000-1, 7.109%, 11/15/2031	37,648	38,123
Banc of America Funding Corp., “3A2”, Series 2006-G, 5.75%*, 7/20/2036	6,810,000	6,612,350
Banc of America Mortgage Securities, “2A6”, Series 2004-F, 4.151% *, 7/25/2034	20,000	19,254
Bear Stearns Adjustable Rate Mortgage Trust, “A1”, Series 2006-1, 4.625% *, 2/25/2036	15,692,078	15,242,462
Chase Mortgage Finance Corp., “A1”, Series 2003-S2, 5.0%, 3/25/2018	11,782	11,545
Citicorp Mortgage Securities, Inc., “1A1”, Series 2004-1, 5.25%, 1/25/2034	6,622,102	6,532,359
Citigroup Commercial Mortgage Trust, “A5”, Series 2004-C2, 4.733%, 10/15/2041	5,349,000	5,023,322
Citigroup Mortgage Loan Trust, Inc.:
“1A2”, Series 2006-AR2, 5.559% *, 3/25/2036	12,291,142	12,222,834
“1A3A”, Series 2006-AR5, 5.961%, 7/25/2036	6,519,813	6,490,728
“1CB2”, Series 2004-NCM2, 6.75%, 8/25/2034	3,545,455	3,585,341
Countrywide Alternative Loan Trust:
“A2”, Series 2003-6T2, 5.0%, 6/25/2033	23,149	22,909
“A2”, Series 2003-21T1, 5.25%, 12/25/2033	4,762,029	4,706,246
“A4”, Series 2004-14T2, 5.5%, 8/25/2034	4,645,322	4,601,580
“A6”, Series 2004-14T2, 5.5%, 8/25/2034	5,278,494	5,228,268
“4A3”, Series 2005-43, 5.766% *, 10/25/2035	5,103,663	5,041,143
“7A1”, Series 2004-J2, 6.0%, 12/25/2033	1,865	1,834
“1A1”, Series 2004-J1, 6.0%, 2/25/2034	1,133,223	1,125,675
“A1”, Series 2004-35T2, 6.0%, 2/25/2035	3,389,029	3,381,149
“A4”, Series 2002-11, 6.25%, 10/25/2032	3,555,899	3,539,462
Countrywide Home Loans:
“A15”, Series 2002-34, 4.75%, 1/25/2033	6,060,579	5,937,834
“A2”, Series 2004-19, 5.25%, 10/25/2034	6,080,000	6,038,787
“A1”, Series 2005-29, 5.75%, 12/25/2035	9,070,619	8,882,206
CS First Boston Mortgage Securities Corp., “1A11”, Series 2004-4, 5.5%, 8/25/2034	5,231,919	5,191,667
First Horizon Mortgage Pass-Through Trust, “2A1”, Series 2005-AR2, 5.131% *, 6/25/2035	6,733,268	6,647,752
GE Capital Commercial Mortgage Corp., “AAB”, Series 2005-C3, 4.94%, 7/10/2045	4,870,000	4,685,391
GMAC Mortgage Corp. Loan Trust:
“A2”, Series 2004-J1, 5.25%, 4/25/2034	4,001,850	3,968,068
“A15”, Series 2004-J1, 5.25%, 4/25/2034	3,937,572	3,904,093
Greenwich Capital Commercial Funding Corp., “AAB”, Series 2006-GG7, 6.11%, 7/10/2038	6,495,000	6,605,897
GS Mortgage Securities Corp. II, “A4”, Series 2005-GG4, 4.761%, 7/10/2039	10,030,000	9,388,778
GSR Mortgage Loan Trust, “2A4”, Series 2006-AR1, 5.196% *, 1/25/2036	9,450,000	9,331,625
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, Series 2005-LDP5, 5.179% *, 12/15/2044	11,772,000	11,414,241
JPMorgan Mortgage Trust, “7A1”, Series 2006-A3, 4.583% *, 4/25/2035	9,524,462	9,214,917
LB-UBS Commercial Mortgage Trust:
“A2”, Series 2005-C2, 4.821%, 4/15/2030	5,385,000	5,270,114
“A4”, Series 2005-C7, 5.197%, 11/15/2030	7,830,000	7,564,008
Lehman Mortgage Trust:
“3A3”, Series 2006-1, 5.5%, 2/25/2036	6,643,000	6,586,820
“1A10”, Series 2006-3, 6.0%, 7/25/2036	6,466,155	6,432,813
Master Adjustable Rate Mortgages Trust, “B1”, Series 2004-13, 3.813% *, 12/21/2034	6,363,654	6,051,621
Master Alternative Loans Trust:
“3A1”, Series 2004-5, 6.5%, 6/25/2034	544,170	546,211
“5A1”, Series 2005-2, 6.5%, 12/25/2034	1,031,570	1,034,794
“8A1”, Series 2004-3, 7.0%, 4/25/2034	451,088	451,531
“6A1”, Series 2004-5, 7.0%, 6/25/2034	1,924,190	1,963,967
Master Asset Securitization Trust, “2A7”, Series 2003-9, 5.5%, 10/25/2033	5,588,254	5,376,951
Merrill Lynch Mortgage Investors Trust, “A2”, Series 2005-A5, 4.566%, 6/25/2035	3,578,000	3,431,526
Morgan Stanley Capital I, “C”, Series 1997-ALIC, 6.84%, 1/15/2028	3,912	3,903
NYC Mortgage Loan Trust, 144A, “A3”, Series 1996, 6.75%, 9/25/2019	2,384,987	2,404,282
Residential Accredit Loans, Inc.:

“CB”, Series 2004-QS2, 5.75%, 2/25/2034	1,977,338	1,934,084
“CB1”, Series 2002-QS17, 6.0%, 11/25/2032	5,146,901	5,130,817
Residential Asset Securitization Trust, “A1”, Series 2004-A1, 5.25%, 4/25/2034	5,677,059	5,585,153
Structured Adjustable Rate Mortgage Loan:
“1A4”, Series 2005-22, 5.25%, 12/25/2035	6,255,000	6,130,338
“6A3”, Series 2005-21, 5.4%, 11/25/2035	5,644,000	5,487,029
“5A1”, Series 2005-18, 5.567% *, 9/25/2035	3,305,071	3,275,039
“7A4”, Series 2006-1, 5.62%, 2/25/2036	6,132,000	5,988,315
Structured Asset Securities Corp., “4A1”, Series 2005-6, 5.0%, 5/25/2035	50,101	47,173
Wachovia Bank Commercial Mortgage Trust, “AMFX”, Series 2005-C20, 5.179%, 7/15/2042	12,020,000	11,500,182
Washington Mutual:
“A6”, Series 2004-AR5, 3.847% *, 6/25/2034	5,237,000	5,012,110
“A6”, Series 2004-AR7, 3.942% *, 7/25/2034	25,000	24,121
“A1”, Series 2005-AR3, 4.647% *, 3/25/2035	7,231,032	7,076,551
“1A3”, Series 2005-AR14, 5.078% *, 12/25/2035	6,100,000	6,031,632
“1A3”, Series 2005-AR16, 5.115% *, 12/25/2035	6,220,000	6,063,304
“1A1”, Series 2006-AR2, 5.331% *, 3/25/2037	9,213,092	9,118,507
“1A3”, Series 2006-AR8, 5.942%, 8/25/2046	7,024,000	6,986,483
“1A4”, Series 2006-AR8, 5.942%, 8/25/2046	4,935,000	4,913,778
“4A”, Series 2004-CB2, 6.5%, 8/25/2034	2,935,741	2,961,429
Washington Mutual Mortgage Pass-Through Certificates, “2CB4”, Series 2005-7, 5.5%, 8/25/2035	6,244,066	6,077,108
Washington Mutual Mortgage Securities Corp., “1A7”, Series 2003-MS8, 5.5%, 5/25/2033	760,770	757,630
Wells Fargo Mortgage Backed Securities Trust:
“1A6”, Series 2003-1, 4.5%, 2/25/2018	7,955	7,893
“4A2”, Series 2005-AR16, 4.993% *, 10/25/2035	9,500,000	9,257,454
“4A4”, Series 2005-AR16, 4.993% *, 10/25/2035	4,267,737	4,228,800
“2A5”, Series 2006-AR2, 5.092% *, 3/25/2036	21,540,922	21,227,661
“3A2”, Series 2006-AR8, 5.238% *, 4/25/2036	10,170,000	9,995,361
“A1”, Series 2006-3, 5.5%, 3/25/2036	8,751,830	8,649,990
“A6”, Series 2006-AR11, 5.539%, 8/25/2036	10,255,000	10,254,865
“1A3”, Series 2006-6, 5.75%, 5/25/2036	7,140,601	7,103,483

Total Commercial and Non-Agency Mortgage-Backed Securities (Cost $417,710,315)		413,541,802
Collateralized Mortgage Obligations 12.0%
Fannie Mae Whole Loan:
“A2”, Series 2004-W4, 5.0%, 6/25/2034	7,695,000	7,622,231
“A23”, Series 2004-W10, 5.0%, 8/25/2034	8,015,000	7,979,341
“1A1”, Series 2004-W15, 6.0%, 8/25/2044	3,132,520	3,120,139
Federal Home Loan Mortgage Corp.:
“KB”, Series 2552, 4.25%, 6/15/2027	271,767	268,221
“PN”, Series 2544, 4.5%, 3/15/2026	5,136,767	5,073,378
“CA”, Series 2526, 5.0%, 6/15/2016	1,731	1,715
“AJ”, Series 2849, 5.0%, 5/15/2018	4,757,000	4,716,851
“PE”, Series 2721, 5.0%, 1/15/2023	14,000	13,219
“BG”, Series 2640, 5.0%, 2/15/2032	1,265,000	1,196,776
“YD”, Series 2737, 5.0%, 8/15/2032	6,016,056	5,683,317
“UE”, Series 2764, 5.0%, 10/15/2032	10,000	9,439
“PD”, Series 2783, 5.0%, 1/15/2033	6,108,000	5,776,606
“TE”, Series 2780, 5.0%, 1/15/2033	13,771,000	12,988,218
“NE”, Series 2802, 5.0%, 2/15/2033	90,000	84,863
“OE”, Series 2840, 5.0%, 2/15/2033	5,050,000	4,758,952
“PD”, Series 2893, 5.0%, 2/15/2033	30,000	28,214
“TE”, Series 2827, 5.0%, 4/15/2033	65,000	61,048
“PE”, Series 2864, 5.0%, 6/15/2033	40,000	37,723
“UE”, Series 2911, 5.0%, 6/15/2033	10,815,000	10,169,135
“ND”, Series 2950, 5.0%, 6/15/2033	11,250,000	10,550,639
“BG”, Series 2869, 5.0%, 7/15/2033	1,230,000	1,159,526
“JG”, Series 2937, 5.0%, 8/15/2033	55,000	51,428

“KD”, Series 2915, 5.0%, 9/15/2033	5,936,000	5,582,237
“NE”, Series 2921, 5.0%, 9/15/2033	12,670,000	11,851,012
“ND”, Series 2938, 5.0%, 10/15/2033	40,000	37,568
“KE”, Series 2934, 5.0%, 11/15/2033	53,000	49,876
“QD”, Series 3113, 5.0%, 6/15/2034	6,725,000	6,270,796
“YA”, Series 2841, 5.5%, 7/15/2027	8,022,210	7,995,151
“PE”, Series 2450, 6.0%, 7/15/2021	37,405	37,632
“CH”, Series 2322, 6.0%, 2/15/2029	5,868,890	5,891,362
“YB”, Series 2205, 6.0%, 5/15/2029	697,618	697,672
“PE”, Series 2165, 6.0%, 6/15/2029	6,534,750	6,555,604
Federal National Mortgage Association:
“PE”, Series 2005-44, 5.0%, 7/25/2033	3,625,000	3,392,600
“BG”, Series 2005-12, 5.0%, 10/25/2033	53,000	49,697
“EC”, Series 2005-15, 5.0%, 10/25/2033	80,000	75,015
“HE”, Series 2005-22, 5.0%, 10/25/2033	25,000	23,413
“PE”, Series 2005-14, 5.0%, 12/25/2033	90,000	84,400
“OG”, Series 2001-69, 5.5%, 12/25/2016	25,000	24,879
“J”, Series 1998-36, 6.0%, 7/18/2028	5,472,105	5,471,081
“PH”, Series 1999-19, 6.0%, 5/25/2029	6,540,200	6,574,070
“Z”, Series 2001-14, 6.0%, 5/25/2031	20,916	20,986
“A2”, Series 1998-M1, 6.25%, 1/25/2008	1,648,620	1,652,795
“B”, Series 1998-M5, 6.27%, 9/25/2007	3,320	3,313
“A2”, Series 1998-M6, 6.32%, 8/15/2008	8,504,627	8,602,145
“HM”, Series 2002-36, 6.5%, 12/25/2029	489	488
Government National Mortgage Association:
“GD”, Series 2004-26, 5.0%, 11/16/2032	4,686,000	4,371,557
“QE”, Series 2004-11, 5.0%, 12/16/2032	28,000	26,018
“VK”, Series 2002-41, 6.0%, 6/20/2018	5,297,027	5,304,943

Total Collateralized Mortgage Obligations (Cost $165,814,241)		161,997,289
Municipal Bonds and Notes 3.8%
Allegheny County, PA, Residential Finance Authority Mortgage Revenue, Series F, Zero Coupon, 8/1/2028	715,000	134,220
Arkansas, State Development Finance Authority, Collateralized Mortgage Obligation, “4”, Series A, Zero Coupon, 7/10/2014 (a)	382,000	238,120
Arkansas, State Development Finance Authority, Economic Development Revenue, Series B, 4.85%, 10/1/2012 (a)	120,000	115,837
Belmont, CA, Multi-Family Housing Revenue, Redevelopment Agency Tax Allocation, 7.55%, 8/1/2011 (a)	685,000	699,631
California, Housing Finance Agency, Single Family Mortgage, Series A-1:
7.9%, 8/1/2007 (a)	55,000	55,277
8.24%, 8/1/2014 (a)	30,000	30,350
Contra Costa County, CA, Fire District, Taxable Pension Obligation, 4.76%, 8/1/2013 (a)	6,240,000	5,979,917
Contra Costa County, CA, Multi-Family Housing Revenue, Willow Pass Apartments, Series D, 6.8%, 12/1/2015	1,335,000	1,376,652
Fulton, MO, General Obligation, 7.5%, 7/1/2007 (a)	120,000	122,039
Hillsborough County, FL, Port District Revenue, Tampa Port Authority Project:
Zero Coupon, 6/1/2011 (a)	53,000	40,968
Zero Coupon, 12/1/2011 (a)	53,000	39,881
Hoboken, NJ, Series B:
4.76%, 2/1/2011 (a)	335,000	324,575
4.96%, 2/1/2012 (a)	3,030,000	2,945,281
5.12%, 2/1/2013 (a)	3,185,000	3,096,744
5.33%, 2/1/2018 (a)	2,130,000	2,074,854
Houston, TX, Airport System Revenue, Special Facilities, Rental Car Project, 6.88%, 1/1/2028 (a)	45,000	49,396
Illinois, State General Obligation, 4.95%, 6/1/2023	45,000	41,493
Lake Mills, IA, Hospital & Healthcare Revenue, Investors Limited, First Mortgage, 144A:
Series 1995, 8.0%, 11/1/2006	590,000	589,699
Series 1997, 8.0%, 11/1/2007	610,000	607,328
Los Angeles, CA, Community Redevelopment Agency, Community Redevelopment Financing Authority Revenue, Series L, 6.02%, 9/1/2021 (a)	6,480,000	6,486,869

Mississippi, Single Family Housing Revenue, Home Corp. Single Family, 7.75%, 7/1/2024	462,509	467,597
Muskegon County, MI, General Obligation, 5.5%, 6/1/2007	4,000,000	3,996,520
New Mexico, Mortgage Finance Authority, Series 1997-C, 7.43%, 7/1/2029	21,000	21,119
New York, Multi-Family Housing Revenue, Housing Finance Agency, Series C, 8.11%, 11/15/2038	2,270,000	2,323,731
North Miami, FL, Project Revenue, Special Obligation, 7.0%, 1/1/2008 (a)	125,000	129,216
Oregon, School Boards Association, Pension Deferred Interest, Series A, Zero Coupon, 6/30/2017 (a)	17,115,000	9,315,866
Pleasantville, NJ, School District, 5.25%, 2/15/2020 (a)	45,000	42,478
Sedgwick & Shawnee County, KS, Single Family Revenue, Series B, 8.375%, 6/1/2018	65,000	65,976
West Virginia, State General Obligation, Jobs Inventory Trust Board:
Series A, Zero Coupon, 1/22/2012	1,300,000	918,957
Series A, 144A, Zero Coupon, 6/12/2013	1,500,000	967,935
Series C, 144A, Zero Coupon, 7/31/2013	3,500,000	2,238,985
Wilkes Barre, PA, General Obligation, Series C, 5.48%, 11/15/2024 (a)	6,315,000	5,944,878

Total Municipal Bonds and Notes (Cost $51,390,331)		51,482,389
US Treasury Obligations 16.9%
US Treasury Bonds:
6.0%, 2/15/2026	46,925,000	51,657,809
8.125%, 8/15/2019	13,042,000	16,714,132
US Treasury Notes:
2.875%, 11/30/2006	2,075,000	2,059,438
3.625%, 4/30/2007	55,327,000	54,711,044
4.25%, 11/15/2013	87,631,000	83,916,935
7.25%, 5/15/2016	16,455,000	19,262,634

Total US Treasury Obligations (Cost $226,994,447)		228,321,992
	Shares	Value ($)

Preferred Stocks 2.1%
Arch Capital Group Ltd., 8.0%	27,897	713,990
Dresdner Funding Trust I, 144A, 8.151%	2,455,000	2,796,459
Farm Credit Bank of Texas, Series 1, 7.561%	692,000	728,579
MUFG Capital Finance 1 Ltd., 6.346%	9,780,000	9,565,926
RBS Capital Trust III, 5.512%	2,709,000	2,564,445
Wachovia Capital Trust III, 5.8%	8,135,000	8,003,197
ZFS Finance USA Trust I, 144A, 6.15%	4,790,000	4,651,305

Total Preferred Stocks (Cost $29,103,739)		29,023,901
Cash Equivalents 2.5%
Cash Management QP Trust, 5.3% (b) (Cost $34,267,796)	34,267,796	34,267,796
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 1,370,344,638)	100.6	1,359,127,584
Other Assets and Liabilities, Net	(0.6)	(7,502,034)

Net Assets	100.0	1,351,625,550

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of July 31, 2006.

(a)		Bond is insured by one of these companies:

As a % of Total
Insurance Coverage	Investment Portfolio
Ambac Assurance Corp.	0.5
Financial Guaranty Insurance Company	0.7
Financial Security Assurance, Inc.	1.6

(b)	Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
REIT: Real Estate Investment Trust

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal Home Loan Mortgage Corp. and Federal National Mortgage Association issues have similar coupon rates and have been aggregated for presentation purposes in the investment portfolio.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Core Fixed Income Fund, a series of DWS Investments Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	September 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Core Fixed Income Fund, a series of DWS Investments Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	September 22, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:	September 22, 2006